Interim Consolidated Statement of Changes in Shareholders’ Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Share Subscriptions Received	Deficit	Total
Beginning balance, shares at Dec. 31, 2016	42,909,650	0
Beginning balance, amount at Dec. 31, 2016			$ 3,645,457	$ 334,975	$ (4,501,596)	$ (521,164)
Shares issued in settlement of debt, shares	2,000,000	0
Shares issued in settlement of debt, amount			32,409			32,409
Net loss for the period					(100,401)	(100,401)
Ending balance, shares at Jun. 30, 2017	44,909,650	0
Ending balance, amount at Jun. 30, 2017			3,677,866	334,975	(4,601,997)	(589,156)
Beginning balance, shares at Dec. 31, 2017	49,661,150	100,000
Beginning balance, amount at Dec. 31, 2017			4,106,207	0	(5,176,116)	(1,069,909)
Shares issued pursuant to conversion of convertible promissory notes, shares	9,913,271	0
Shares issued pursuant to conversion of convertible promissory notes, amount			703,546			703,546
Shares issued pursuant to consulting contracts, shares	600,000	0
Shares issued pursuant to consulting contracts, amount			7,373			7,373
Net loss for the period					(565,100)	(565,100)
Ending balance, shares at Jun. 30, 2018	53,422,921	100,000
Ending balance, amount at Jun. 30, 2018			$ 4,817,126	$ 0	$ (5,741,216)	$ (924,190)